Income Taxes - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended			36 Months Ended		12 Months Ended	36 Months Ended		12 Months Ended			24 Months Ended	36 Months Ended		12 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Expired during 2012	Dec. 31, 2012 Expire from 2013 through 2017	Dec. 31, 2012 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")		Dec. 31, 2008 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")	Dec. 31, 2005 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")	Dec. 31, 2012 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")	Dec. 31, 2008 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")	Dec. 31, 2005 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")	Dec. 31, 2012 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")		Dec. 31, 2008 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")	Dec. 31, 2006 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")	Dec. 31, 2012 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")	Dec. 31, 2009 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")	Dec. 31, 2012 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2009 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2012 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2012 One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2012 HNTE
Income Taxes [Line Items]
Unified statutory income tax rate under new EIT law	25.00%	25.00%	25.00%																		25.00%	15.00%
Preferential income tax rate						15.00%	[1]			15.00% [1]			15.00%	[1]	15.00%		15.00%		12.50%			15.00%	[1]	15.00%
Number of years of tax exemption									3 years			3 years				2 years				2 years
Reduction rate on applicable enterprise income tax rates								50.00%			50.00%							50.00%			50.00%
Statutory withholding tax rate to which dividends payable to any of foreign non-resident enterprise investors are subject under current EIT law	10.00%
Aggregate undistributed earnings considered to be indefinitely reinvested	$ 182,656	$ 172,321	$ 117,483
Dividend withholding taxes	12,055
Operating loss carry forwards				43,824	35,596
Unrecognized deferred tax assets	7,010
Reversed valuation allowance	(7,010)
Operating loss carry forwards, expiration period					2013 through 2017
Without the tax exemption and preferential tax rates, increase in income tax expense	1,090	7,325	5,793
Without the tax exemption and preferential tax rates, decrease in basic and diluted earnings per share	$ 0.00	$ 0.01	$ 0.01
Unrecognized tax benefits	$ 0	$ 0	$ 0

[1]	The HNTE status obtained by Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai in 2008 and the HNTE status obtained by One Net in 2011 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai renewed the HNTE status in 2011, and the Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of the initial three year period.